Survey Expenses	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Survey Expenses
Survey Expenses include the following:
	2018	2017	2016
Aircraft Operations
Charter Hire Revenue Earned	$(698,211)	$(470,982)	$(564,505)
Lease payments	454,729	304,410	-
Operating Expenses	1,347,428	1, 084,432	1,185,359
	1,103,946	917,860	620,854
Survey Projects	-	371,569	536,331
	1,103,946	1, 289,429	1,157,185